Distribution of Interest Income by Geographical Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Interest income	$ 1,484	$ 1,306	$ 1,151
Ireland
Segment Reporting Information [Line Items]
Interest income	407	102	284
Rest Of Europe
Segment Reporting Information [Line Items]
Interest income	1,040	1,151	798
United States
Segment Reporting Information [Line Items]
Interest income	2	4
Other
Segment Reporting Information [Line Items]
Interest income	$ 35	$ 49	$ 69